Consolidated Statements of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues		$ 723,605	$ 685,167
Costs and expenses:
Cost of revenues		554,690	518,142
Research and development		123,037	117,662
General and administrative		21,823	20,461
Expected credit loss		290	155
Sales and marketing		20,380	20,388
Total costs and expenses		720,220	676,808
Operating income		3,385	8,359
Non operating income (loss):
Interest income		2,429	2,225
Changes in fair value of financial assets at fair value through profit or loss		2,036	23,226
Foreign currency exchange losses, net		(369)	(1,659)
Finance costs		(1,232)	(878)
Share of losses of associates		(1,095)	(1,200)
Other income		1,866	19
Total Non Operating Income		3,635	21,733
Profit before income taxes		7,020	30,092
Income tax expense		994	4,554
Profit for the year		6,026	25,538
Loss attributable to noncontrolling interests		2,543	2,142
Profit attributable to Himax Technologies, Inc. stockholders		$ 8,569	$ 27,680
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.02	$ 0.08
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		0.02	0.08
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	0.05	0.16
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 0.05	$ 0.16

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017 and 2018 is 172,425 thousand and 172,510 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017 and 2018 is 172,452 thousand and 172,534 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.